Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Loss And Comprehensive Loss Abstract
Basic and diluted loss per share (note 14) (in Dollars per share)	$ (4.55)	$ (4.93)	$ (3.88)
Weighted average shares outstanding (note 14) (in Shares)	8,343,455	7,419,844	6,030,526